Jack-up drilling rigs, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Jack Up Rigs [Roll Forward]
Opening balance as of January 1,	$ 2,589.1	$ 2,730.8
Additions	104.7	100.2
Depreciation	(115.5)	(114.9)
Disposals	0.0	(119.7)
Impairment	0.0	(7.3)
Ending balance as of December 31,	$ 2,578.3	$ 2,589.1